UNITED STATES
SECRUTIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Maynard Capital Partners, L.L.C.
Address:	5151 Glenwood Avenue
		Raleigh, NC 27612

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Partner
Phone:		919-881-5120

Signature,				Place,				and Date of Signing
John M. Day				Raleigh, North Carolina		February 4, 2005

Report Type (Check only one.):

	[X] 13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	8
Form 13F Information Table Value Total:	$181,817

List of Other Included Mangers:
NONE
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
FORM 13F INFORMATION TABLE
                                                 VALUE   SHRS OR    SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS  CUSIP  (x$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE

Advance Auto Parts Inc  COM           00751Y106  $38,214    874,868 SH           SOLE               874,868       0      0
Aramark Corp            CLB           038521100  $23,847    899,545 SH           SOLE               899,545       0      0
CSK Auto Corp           COM           125936103  $17,263  1,031,243 SH           SOLE              1,031,24       0      0
Dollar Tree Stores Inc  COM           256747106  $26,239    912,038 SH           SOLE               912,038       0      0
O Reilly Automotive Inc COM           686091109  $19,459    431,939 SH           SOLE               431,939       0      0
Ross Stores Inc         COM           778296103  $20,620    714,226 SH           SOLE               714,226       0      0
Sysco Corp              COM           871829107  $16,353    428,426 SH           SOLE               428,426       0      0
Wal Mart Stores Inc     COM           931142103  $19,822    375,271 SH           SOLE               375,271       0      0